Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Accrued Expenses [Abstract]
Operating expenses	$ 116	$ 1,364
Interest expenses	2,587	2,130
Other expenses	665	394
Total accrued expenses	$ 3,368	$ 3,888